Derivative Financial Instruments - Counterparty Credit Quality with Respect to Fair Value of OTC Derivatives Assets (Details) $ in Thousands	Nov. 30, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
A- or higher	$ 175,204
BBB- to BBB+	71,870
BB+ or lower	140,008
Unrated	149,306
Total OTC derivative assets included in Financial instruments owned, at fair value	$ 536,388